Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 216,963	£ 191,127
Cash collateral and settlement balances	111,921	101,367
Loans and advances at amortised cost	348,549	342,632
Reverse repurchase agreements and other similar secured lending	4,459	9,031
Trading portfolio assets	147,239	127,950
Financial assets at fair value through the income statement	194,421	175,151
Derivative financial instruments	256,636	302,446
Financial assets at fair value through other comprehensive income	73,260	78,688
Investments in associates and joint ventures	907	781
Goodwill and intangible assets	8,196	7,948
Property, plant and equipment	3,581	4,036
Current tax assets	228	477
Deferred tax assets	3,771	3,444
Retirement benefit assets	2,701	1,814
Other assets	3,501	2,622
Total assets	1,376,333	1,349,514
Liabilities
Deposits at amortised cost	500,895	481,036
Cash collateral and settlement balances	101,923	85,423
Repurchase agreements and other similar secured borrowing	20,005	14,174
Debt securities in issue	90,733	75,796
Subordinated Liabilities	12,839	16,341
Trading portfolio liabilities	56,986	47,405
Financial liabilities designated at fair value	264,164	249,765
Derivative financial instruments	247,034	300,775
Current tax liabilities	592	645
Deferred tax liabilities	8	15
Retirement benefit liabilities	338	291
Other liabilities	10,928	8,662
Provisions	1,772	2,304
Total liabilities	1,308,217	1,282,632
Equity
Called up share capital and share premium	4,568	4,637
Other reserves	2,856	4,461
Retained earnings	48,461	45,527
Shareholders' equity attributable to ordinary shareholders of the parent	55,885	54,625
Other equity instruments	11,167	11,172
Total equity excluding non-controlling interests	67,052	65,797
Non-controlling interests	1,064	1,085
Total equity	68,116	66,882
Total equity and liabilities	£ 1,376,333	£ 1,349,514